June 8, 2005

Securities and Exchange Commission

Judiciary Plaza

100 F Street N.E.

Washington, DC  20002

Attention: Filings - Rule 497(j)

Re: AdvisorOne Funds

       Registration Statement File Nos. 333-20635 and 811-08037

       CIK No. 0001029068

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 29 to the Registration Statement, electronically filed with the Securities and Exchange Commission on May 31, 2005.

                                                Very truly yours,

                                                 /s/ Andrew Rogers_________________

                                                 Andrew Rogers

                                                 Assistant Treasurer